UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10531

Nicholas Family of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 03/31/2008

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)
Nicholas Liberty Fund
AS OF: 03/31/08

		VALUE
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COMMON STOCKS - 87.63%
	Consumer Discretionary - Media - 15.14%
18,700	DIRECTV Group, Inc. (The) *	$ 463,573
13,000	DISH Network Corporation - Class A *	373,490
14,624	Liberty Entertainment Series A *	331,087
18,028	Liberty Global, Inc. - Series C *	585,550
1,531	Liberty Media Holding Corporation Capital	24,098
3,000	Radio One, Inc. - Class A *	4,560
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		1,782,358
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	Consumer Discretionary - Retail - 7.99%
13,213	IAC/InterActiveCorp *	274,302
3,100	Jos. A. Bank Clothiers, Inc. *	63,550
8,500	Kohl's Corporation *	364,565
14,721	Liberty Media Holding Corporation	237,597
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		940,014
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	Energy - Energy - 11.63%
3,900	Eagle Rock Energy Partners L.P.	56,160
20,478	Hiland Holdings GP, LP	473,042
9,308	Hiland Partners, LP	423,421
5,000	Newfield Exploration Company *	264,250
6,000	SemGroup Energy Partners, L.P.	151,500
		-----------
		1,368,373
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	Exchange Traded Funds - 5.60%
2,000	iShares S&P SmallCap 600 Value Index Fund	130,860
4,000	SPDR Trust Series 1	527,880
		-----------
		658,740
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	Financials - Banks - 0.93%
3,000	Marshall & Ilsley Corporation	69,600
3,800	MGIC Investment Corporation	40,014
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		109,614
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	Financials - Diversified - 0.59%
2,000	Moody's Corporation	69,660
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	Financials - Insurance - 9.13%
16,100	National Financial Partners Corporation	361,767
5,700	Nationwide Financial Services, Inc.	269,496
2,900	Philadelphia Consolidated Holding Corp. *	93,380
7,320	Travelers Companies, Inc. (The)	350,262
		-----------
		1,074,905
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	Health Care - Equipment - 0.45%
4,800	DexCom, Inc. *	19,872
2,300	Insulet Corporation *	33,120
		-----------
		52,992
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	Health Care - Pharmaceuticals &
	Biotechnology - 3.08%
8,900	Bio-Imaging Technologies, Inc. *	62,389
4,000	Omrix Biopharmaceuticals, Inc. *	56,000
5,300	Teva Pharmaceutical Industries Ltd.	244,807
		-----------
		363,196
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	Health Care - Services - 12.25%
1,600	Cardinal Health, Inc.	84,016
21,800	DaVita, Inc. *	1,041,168
22,367	Dialysis Corporation of America *	163,055
5,600	VCA Antech, Inc. *	153,160
		-----------
		1,441,399
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	Industrials - Capital Goods - 0.62%
2,000	Oshkosh Truck Corporation	72,560
		-----------
	Industrials - Commercial Services & Supplies
	- 2.94%
8,200	Cintas Corporation	234,028
2,000	Manpower Inc.	112,520
		-----------
		346,548
		-----------
	Information Technology - Hardware &

	Equipment - 3.80%
7,400	Comverge, Inc. *	76,442
2,900	Plexus Corp. *	81,345
8,000	ScanSource, Inc. *	289,520
		-----------
		447,307
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	Information Technology - Software & Services
	- 12.65%
11,200	Fiserv, Inc. *	538,608
2,800	Heartland Payment Systems, Inc.	64,428
3,000	Hewitt Associates, Inc. *	119,310
12,400	Microsoft Corporation	351,912
2,000	TNS, Inc. *	41,280
16,000	VanceInfo Technologies Inc. *	108,800
8,600	Wright Express Corporation *	264,278
		-----------
		1,488,616
		-----------
	Telecommunication Services - 0.83%
6,600	Clearwire Corporation *	97,746
		-----------
TOTAL Common Stocks	(COST: $10,146,948)	10,314,028
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CONVERTIBLE PREFERRED STOCK -- 0.04%
	Financials - Real Estate - 0.04%
200	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable Preferred Stock
	(COST: $3,903)	4,440
		-----------

SHORT-TERM INVESTMENTS - 12.79%
	Commercial Paper - 9.72%
$250,000	Diageo Capital plc 04/02/08, 2.98%	249,979
250,000	Vulcan Materials Company 04/08/08, 3.15%	249,847
120,000	General Electric Capital Corporation
	04/11/08, 2.50%	119,917
250,000	H.J. Heinz Finance Company 04/14/08, 3.22%	249,709
275,000	Alcoa Inc. 04/16/08, 3.00%	274,656
		-----------
		1,144,108
		-----------
	Variable Rate Security - 3.07%
360,781	Wisconsin Corporate Central Credit Union
	04/01/08, 2.32%	360,781
		-----------

TOTAL Short-term Investments	(COST: $1,504,889)	1,504,889
		-----------

TOTAL SECURITY HOLDINGS (COST: $11,655,740) - 100.46%		11,823,357
		-----------
LIABILITIES, NET OF OTHER ASSETS (0.46)%		(53,634)
		-----------
TOTAL NET ASSETS		$11,769,723
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2008, investment cost for federal tax purposes was $11,659,658 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 1,289,366
Unrealized depreciation	(1,125,667)
-----------
Net unrealized appreciation	$ 163,699
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/28/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2008